UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one):       [ ] is a restatement
					[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:			Paulson & Co. Inc.
Address:  		590 Madison Avenue
        		New York, NY 10022
13F File Number:  	028-10010

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Stuart Merzer
Title:  General Counsel
Phone:  212-956-2221

Signature:		Place:			Date of Signing:
Stuart Merzer		New York, NY		February 15, 2005

Report Type (Check only one):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		1
Form 13F Information Table Entry Total:		53
Form 13F Information Table Value Total:		$1,790,887

Confidential information has been omitted from this public Form
13F report and filed separately with the Securities and Exchange
Commission.

List of Other Included Managers:

No.	Form 13F File Number	Name

01	028-10011		Paulson Management LLC

FORM 13F INFORMATION TABLE
                                                     VALUE  SHRS OR SH/ PUT/  INVEST  OTHER VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP   (X$1000) PRN AMT PRN CALL DSCRETN  MGRS   SOLE  SHARED  NONE
AT&T Corp                     COMMON     001957505       314   16475 SH        SOLE            16475
Alcan Inc                     COMMON     013716105      1823   37166 SH        SOLE            37166
Amgen Inc                     COMMON     031162100      4695   73194 SH        SOLE            73194
Amkor Technology Inc     NOTE 5.750% 6/0 031652AN0       980 1000000PRN      DEFINED   01    1000000
Apollo Group Inc               CL A      037604105     58408  723681 SH        SOLE           723681
BB&T Corp                     COMMON     054937107      1479   35173 SH        SOLE            35173
Bank of America Corp          COMMON     060505104     17929  381554 SH        SOLE           381554
Biogen Idec Inc               COMMON     09062X103     41570  624074 SH        SOLE           624074
Cardinal Health Inc           COMMON     14149Y108     11035  189774 SH        SOLE           189774
Career Education Corp         COMMON     141665109      2911   72770 SH        SOLE            72770
Caremark RX Inc               COMMON     141705103     52280 1325898 SH        SOLE          1325898
Conexant Systems Inc          COMMON     207142100      1730  869338 SH        SOLE           869338
Corinthian Colleges Inc       COMMON     218868107      1885  100000 SH      DEFINED   01     100000
Credence Sys Corp             COMMON     225302108       539   58916 SH        SOLE            58916
Donnelley R R & Sons Co       COMMON     257867101      1149   32565 SH        SOLE            32565
First Health Group Corp       COMMON     320960107     37420 2000000 SH      DEFINED   01    2000000
Fisher Scientific Intl        COMMON     338032204     18980  304258 SH        SOLE           304258
General Elec Co               COMMON     369604103     12618  345699 SH        SOLE           345699
Grey Global Group Inc         COMMON     39787M108     55000   50000 SH      DEFINED   01      50000
Guidant Corp                  COMMON     401698105    216552 3003500 SH      DEFINED   01    3003500
Hollinger Intl Inc             CL A      435569108     29723 1895575 SH        SOLE          1895575
IAC InterActiveCorp           COMMON     44919P102       421   15227 SH        SOLE            15227
International Stl Group       COMMON     460377104    260663 6426600 SH      DEFINED   01    6426600
Interstate Bakeries Corp      COMMON     46072H108      4724  738100 SH      DEFINED   01     738100
JPMorgan & Chase & Co         COMMON     46625H100     57595 1476406 SH        SOLE          1476406
Juniper Networks Inc          COMMON     48203R104     38696 1423169 SH        SOLE          1423169
Kerr McGee Corp               COMMON     492386107     26921  465843 SH        SOLE           465843
Mandalay Resort Group         COMMON     562567107    223488 3173200 SH      DEFINED   01    3173200
Manulife Finl Corp            COMMON     56501R106     18838  408551 SH        SOLE           408551
MCI Inc                       COMMON     552691107    22214711019183 SH      DEFINED   01   11019183
National City Corp            COMMON     635405103      7233  192620 SH        SOLE           192620
Noranda Inc                   COMMON     655422103     51275 2925284 SH      DEFINED   01    2925284
Nortel Networks Corp          COMMON     656568102      3521 1017000 SH      DEFINED   01    1017000
Officemax Inc                 COMMON     67622P101      3214  102406 SH        SOLE           102406
Open Text Corp                COMMON     683715106      1626   81106 SH        SOLE            81106
PNC Finl Svcs Group Inc       COMMON     693475105     29224  508771 SH      DEFINED   01     508771
Powerwave Technologies        COMMON     739363109       293   34566 SH        SOLE            34566
Principal Financial Group     COMMON     74251V102       860   21000 SH      DEFINED   01      21000
Province Healthcare Co        COMMON     743977100     45415 2032000 SH      DEFINED   01    2032000
Regions Financial Corp        COMMON     7591EP100      5054  142020 SH        SOLE           142020
Select Medical Corp           COMMON     816196109     17670 1004000 SH      DEFINED   01    1004000
Serena Software Inc           COMMON     817492101      1709   78969 SH        SOLE            78969
Simon Ppty Group Inc          COMMON     828806109      3194   49393 SH        SOLE            49393
Sovereign Bancorp Inc         COMMON     845905108      3029  134334 SH        SOLE           134334
Tesma Intl Inc             CL A SUB VTG  881908107     24438  675000 SH      DEFINED   01     675000
Teva Pharmaceutical Inds       ADR       881624209     10741  359718 SH        SOLE           359718
Titan Corp                    COMMON     888266103    136526 8427500 SH      DEFINED   01    8427500
UnitedHealth Group Inc        COMMON     91324P102     11439  129943 SH        SOLE           129943
Univision Communications       CL A      914906102       387   13230 SH        SOLE            13230
Virologic Inc                 COMMON     92823R201       517  185299 SH      DEFINED   01     185299
Wellpoint Inc                 COMMON     94973V107      2057   17886 SH        SOLE            17886
Wheaton Riv Minerals Ltd      COMMON     962902102      6492 2000000 SH      DEFINED   01    2000000
Yellow Roadway Corp           COMMON     985577105      2462   44188 SH        SOLE            44188

                                                     1790887